Summary of Transaction with Variable Interest Entities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Bloom INVO LLC [Member]
INVOcell revenue	$ 9,000	$ 6,000	$ 19,500	$ 6,000	$ 13,500	$ 21,600
Variable Interest Entity, Not Primary Beneficiary [Member]
INVOcell revenue	$ (3,975)	$ 6,000	$ 5,775	$ 22,500	$ 30,000	$ 16,310